ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company” or “IEC”), through its subsidiaries in Hong Kong and in Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through subsidiaries in Indonesia: one producing block (the “Kruh Block”) and one exploration block (the “Citarum Block”). The Company also identified a potential third exploration block known as the “Rangkas Area”.

Impact of COVID-19 Pandemic

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including in Indonesia, where the Company operates. As the pandemic and new variants of COVID-19 have continued into 2021, the Company has experienced delays which have, and may continue to materially and adversely impact, the Company’s business operations.

As of the date of issuance of these condensed consolidated financial statements, the impact of COVID-19 on the Company’s business, financial condition, and results of operations includes, but are not limited to, the following:

●	The Company modified its business practices, including restricting employee travel, requiring employees to work remotely, and cancelling physical participation in meetings, events, and conferences.

●	The health-related mandate or guidelines issued by the Indonesian or local authorities has caused and may continue to cause the Company to restrict the number of workers deployed to the drilling sites, therefore delaying the Company’s drilling and exploration operations. In addition, the large scale of social restrictions in Jakarta and many Indonesian regions severely prolongs the time required for the approval of any project proposal, permit application, procurement, and tender process.

●

Crude oil prices (including, of note to the Company, the Indonesian Crude Price published by the Government of Indonesia (the “ICP”)) have been negatively impacted due to low oil demand, increased production, and disputes between the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia on production cuts. While oil prices have risen and fluctuated during the periods presented, the Company’s revenue and potential for profit have been adversely impacted and could in the future be adversely impacted due to decreases in prevailing oil prices.

●	During 2021, the Company commenced pre-drilling operations for its planned new wells at Kruh Block. The process of drilling for the first 3 new wells was delayed to the government permitting process but also because of delays that resulted from COVID-19-related restrictions. Commencement of new drilling was intended to begin during the first quarter of 2021 but began in the second quarter and has continued during the year, with two of three anticipated new wells for 2021 having been drilled.

●	The COVID-19 pandemic may disrupt the Company’s ability to raise additional capital to finance its operations in the future, which could materially and adversely affect the Company’s business, financial condition, and prospects.

Consequently, due to the factors discussed above, and other unforeseen and unpredictable consequences of the COVID-19 pandemic, the Company’s business and results of operations have been and may continue to be adversely impacted by COVID-19. Given the speed and frequency of the continuously evolving developments with respect to the COVID-19 pandemic, the Company cannot reasonably estimate the magnitude of the impact to its consolidated results of operations during 2021 and beyond.

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company” or “IEC”)

Indonesia Energy Corporation Limited was formed on April 24, 2018 as an exempted company with limited liability under the laws of the Cayman Islands and is a holding company for WJ Energy Group Limited (or “WJ Energy”), which in turn owns 100% of the operating subsidiaries in Indonesia, which are described below. The Company has two shareholders: Maderic Holding Limited (or “Maderic”) and HFO Investment Group (or “HFO”), which hold 87.04% and 12.96%, respectively, of IEC’s outstanding shares, prior to the initial public offering (“IPO”). Certain of IEC’s officers and directors own interests in Maderic and HFO. The Company, through its subsidiaries in Hong Kong and in Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through subsidiaries in Indonesia: one producing block (the Kruh Block) and one exploration block (the Citarum Block). The Company also identified a potential third exploration block (the Rangkas Area).

WJ Energy Group Limited (or “WJ Energy”)

WJ Energy was incorporated in Hong Kong on June 3, 2014 as a holding company.

PT Green World Nusantara (or “GWN”)

On February 27, 2015, WJ Energy acquired GWN as a vehicle to acquire and thereafter operate the Kruh Block.

PT Harvel Nusantara Energi (or “HNE”)

On March 20, 2017, HNE, an Indonesian limited liability company, was acquired by WJ Energy as a required vehicle for oil and gas block acquisitions in compliance with Indonesian law.

PT Cogen Nusantara Energi (or “CNE”)

On December 7, 2017, CNE, an Indonesian limited liability company, was acquired under HNE as a required vehicle for the prospective acquisition of a new oil and gas block through a joint study program in consortium with GWN.

PT Hutama Wiranusa Energi (or “HWE”)

On May 14, 2018, HWE, was formed under GWN as a requirement to sign the contract for the acquisition of Citarum Block as part of the consortium that conducted the joint study for the Citarum Block.

The following diagram illustrates the Company’s structure, including its consolidated holding and operating subsidiaries:

Corporate Restructuring

In anticipation of the IPO of the Company’s equity securities, a restructuring was initiated in June 2018. On June 30, 2018, the Company entered into two agreements with Maderic and HFO (the two then shareholders of WJ Energy): a Sale and Purchase of Shares and Receivables Agreement and a Debt Conversion Agreement (collectively, the “Restructuring Agreements”). The intention of the Restructuring Agreements was to restructure the Company’s capitalization. As a result of the transactions contemplated by the Restructuring Agreements: (i) WJ Energy (including its assets and liabilities) became a wholly-owned subsidiary of the Company, (ii) loans amounting to $21,150,000 and $3,150,000 that were owed by WJ Energy to Maderic and HFO, respectively, were converted for nominal value into ordinary shares of the Company and (iii) the Company issued an aggregate of 15,999,000 ordinary shares to Maderic and HFO.

As a result, the Company became the ultimate holding company of WJ Energy, GWN, HNE and its subsidiaries, which were all controlled by the same shareholders before and after the restructuring Therefore, the restructuring was accounted for as a legal reorganization of the entities under common control in a manner akin to a pooling of interest. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company and its subsidiaries has been accounted for at historical cost as of the beginning of the first period presented in the accompanying consolidated financial statements.

Details of the subsidiaries of the Company are set out below:

			Percentage of
	Date of	Place of	effective	Principal
Name	Incorporation	Incorporation	ownership	Activities
WJ Energy Group Limited (“WJ Energy”)	June 3, 2014	Hong Kong	100%	Holding company

PT Green World Nusantara (“GWN”)	February 27, 2015	Indonesia	100%	Kruh Block operation

PT Harvel Nusantara Energi (“HNE”)	March 20, 2017	Indonesia	100%	Holding company

PT Cogen Nusantara Energi (“CNE”)	December 7, 2017	Indonesia	100%	Citarum Block operation

PT Hutama Wiranusa Energi (“HWE”)	May 14, 2018	Indonesia	100%	Citarum Block operation

Kruh Block Technical Assistance Contract (“TAC”) and Joint Operation Partnership (“KSO”)

The Company’s revenue and potential for profit depend mostly on the level of oil production in Kruh Block and the Indonesian Crude Price (“ICP”) that is correlated to international crude oil prices.

The Kruh Block operation is governed by the TAC established between GWN and PT Pertamina (Persero) (“Pertamina”), under which the Company has the operatorship to, but not the ownership of, the extraction and production of oil from the designated oil deposit location in Indonesia until May 2020 and the operatorship of Kruh Block will continue as a KSO from May 2020 until May 2030. During the operations, the Company pays all expenditures and obligations incurred including but not limited to exploration, development, extraction, production, transportation, abandonment and site restoration. These costs, depending on the purpose, are either capitalized on the balance sheet as Oil and gas property – subject to amortization, net, or expensed as lease operating expenses. Section “Oil & Gas Property, Full Cost Method” of Note 2 provides further discussion about the accounting treatment of these costs.

On a monthly basis, based on TAC, the Company submits to Pertamina an Entitlement Calculation Statement (“ECS”) stating the amount of money that GWN is entitled to. Such entitlement is made through the proceeds of the sale, conducted by Pertamina, of the crude oil produced in the block on a monthly basis based on the prevailing ICP, but capped at 65% of such monthly proceeds. In addition, the Company is also entitled to an additional 26.79% of the remaining 35% of the proceeds from the sale of the crude oil as part of the profit sharing. Both of these two portions of entitlements are recognized as revenue of the Company, net of tax. Section “Revenue Recognition” of Note 2 provides further discussion about the accounting treatment of these entitlement.

After May 2020, the Company continued the operatorship of Kruh Block under a KSO contract. In essence, the TAC and KSO are very similar in nature due to its “cost recovery” system, with a few important differences to note. The main differences between the two contracts are that: (1) in the TAC, all oil produced is shareable between Pertamina and its contractor, while in the KSO, a Non-Shareable Oil (NSO) production is determined and agreed between Pertamina and its partners so that the baseline production, with an established decline rate, belongs entirely to Pertamina, so that the partners’ revenue and production sharing portion shall be determined only from the production above the NSO baseline; (2) in the TAC, the cost recovery was capped at 65% (sixty-five percent) of the proceeds from the sale of the oil produced in the block, while in the KSO, the cost recovery is capped at 80% of the proceeds from the sale of the oil produced within Kruh Block for the cost incurred during the term under the KSO plus 80% of the operating cost per bbl multiplying NSO. Any remaining cost recovery balance from the KSO period of contract is carried over to the next period, although the cost recovery balance from the TAC contract will not be carried over to the KSO, meaning that the cost recovery balance were reset to nil with the commencement of the operatorship under the KSO in May 2020.